Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Accrued expense	$ 6,799	$ 7,746
Deferred revenue	4,299	4,015
Inventories	369	196
Intangible assets	1,466	1,806
Fixed assets	876	982
R&D costs	6,270	8,171
Losses and credit carryforwards	68,599	58,565
Share-based compensation	356	431
Other	3,176	1,652
Total deferred tax assets before valuation allowance	92,210	83,564
Less: valuation allowance	87,419	80,054
Total deferred tax assets	4,791	3,510
Deferred tax liability:
Intangible assets	(13,420)	(12,828)
Other	(284)	(404)
Deferred Tax Liabilities, Gross	13,704	13,232
Deferred Tax Liabilities, Net	$ (8,913)	$ (9,722)